Software Development Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Software Development Costs
Software Development Costs

3. Software Development Costs

Software development costs, net consisted of the following:

	June 30,	December 31,
	2022	2021

Capitalized software in-process	$982,000	$888,000
Website development	763,000	763,000
Less accumulated amortization	(653,000)	(633,000)
Software development costs, net	$1,092,000	$1,018,000

Amortization expense for the three months ended June 30, 2022 and 2021 was $10,000 and $16,000, respectively. Amortization expense for the six months ended June 30, 2022 and 2021 was $20,000 and $26,000, respectively.

3. Software Development Costs

Software development costs, net consisted of the following:

	December 31,
	2021	2020

Capitalized software in-process	$888,000	$825,000
Website development	763,000	607,000
Less accumulated amortization	(633,000)	(587,000)
Software development costs, net	$1,018,000	$845,000

Amortization expense for the years ended December 31, 2021 and 2020 was $46,000 and $37,000, respectively.